Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Jan. 19, 2011	Oct. 07, 2010	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 Rodman & Renshaw, LLC	Jan. 31, 2011 Rodman & Renshaw, LLC	Oct. 31, 2010 Rodman & Renshaw, LLC	Oct. 07, 2010 Rodman & Renshaw, LLC
Number of shares of common stock issued	21,345		26,628
Number of shares of common stock under warrants issued	10,673	10,500	26,628					799	640	630
Gross proceeds from issuance of common stock and warrants	$ 2,770,000		$ 1,250,000
Number of common shares under each unit sold, containing common stock and warrants	1		1
Number of common shares under each warrant, containing common stock and warrants	0.5		1
Purchase price per unit of common stock and warrants (in dollars per share)	$ 130.00		$ 47.40
Warrant exercise period	5 years	5 years	5 years					2 years	2 years	2 years
Warrants exercise price (in dollars per share)	$ 160.00	$ 300.00	$ 44.80					$ 59.00	$ 163		$ 312.60
Proceeds from issuance of common stock, net	2,600,000		1,100,000	1,055,353	2,545,349	3,700,552
Estimated fair value of warrants at the date of grant								25,000	42,000	49,000
Number of Series B Convertible Preferred stock issued		5,250
Gross proceeds from issuance of preferred stock and warrants		5,250,000
Number of shares issued for each share of Series B Convertible Preferred Stock		4
Conversion price of Series B Convertible Preferred Stock (in dollars per share)		$ 250.00
Number of shares of preferred stock under each unit sold, containing preferred stock and warrants		1
Number of common shares under each warrant, containing preferred stock and warrants		0.5
Purchase price per unit of preferred stock and warrants (in dollars per share)		$ 1,000.00
Net proceeds from issuance of preferred stock		$ 4,900,000					$ 4,867,500